Schedule of Investments (unaudited)
September 30, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 96.8%
Communication Services — 0.7%
Media — 0.7%
Integral Ad Science Holding Corp.	259,900	$2,809,519 *

Consumer Discretionary — 7.8%
Automobile Components — 0.6%
Fox Factory Holding Corp.	63,839	2,649,319 *
Broadline Retail — 1.2%
Global-e Online Ltd.	125,400	4,820,376 *
Diversified Consumer Services — 0.7%
Duolingo Inc.	10,300	2,904,806 *
Hotels, Restaurants & Leisure — 3.8%
Dutch Bros Inc., Class A Shares	89,005	2,850,830 *
Wingstop Inc.	30,341	12,624,283
Total Hotels, Restaurants & Leisure		15,475,113
Household Durables — 0.8%
Installed Building Products Inc.	14,000	3,447,780
Specialty Retail — 0.7%
Abercrombie & Fitch Co., Class A Shares	19,200	2,686,080 *

Total Consumer Discretionary		31,983,474
Consumer Staples — 8.5%
Consumer Staples Distribution & Retail — 7.7%
BJ’s Wholesale Club Holdings Inc.	119,683	9,871,454 *
Casey’s General Stores Inc.	28,873	10,847,875
Grocery Outlet Holding Corp.	257,786	4,524,144 *
Performance Food Group Co.	79,866	6,259,098 *
Total Consumer Staples Distribution & Retail		31,502,571
Personal Care Products — 0.8%
e.l.f. Beauty Inc.	28,600	3,118,258 *

Total Consumer Staples		34,620,829
Energy — 4.2%
Energy Equipment & Services — 2.9%
Cactus Inc., Class A Shares	133,180	7,946,851
ChampionX Corp.	67,548	2,036,572
Expro Group Holdings NV	125,000	2,146,250 *
Total Energy Equipment & Services		12,129,673
Oil, Gas & Consumable Fuels — 1.3%
Matador Resources Co.	105,600	5,218,752

Total Energy		17,348,425
Financials — 9.9%
Banks — 0.6%
Wintrust Financial Corp.	20,644	2,240,493
Capital Markets — 5.3%
Hamilton Lane Inc., Class A Shares	76,103	12,814,984
PJT Partners Inc., Class A Shares	65,701	8,760,572
Total Capital Markets		21,575,556
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Financial Services — 3.7%
NMI Holdings Inc.	80,200	$3,303,438 *
Shift4 Payments Inc., Class A Shares	135,025	11,963,215 *
Total Financial Services		15,266,653
Insurance — 0.3%
Trupanion Inc.	29,939	1,256,839 *

Total Financials		40,339,541
Health Care — 20.3%
Biotechnology — 6.4%
Biohaven Ltd.	40,549	2,026,233 *
Blueprint Medicines Corp.	29,700	2,747,250 *
Insmed Inc.	95,600	6,978,800 *
Mirum Pharmaceuticals Inc.	78,200	3,049,800 *
Ultragenyx Pharmaceutical Inc.	38,221	2,123,177 *
Vaxcyte Inc.	62,700	7,164,729 *
Viking Therapeutics Inc.	35,400	2,241,174 *
Total Biotechnology		26,331,163
Health Care Equipment & Supplies — 4.3%
CONMED Corp.	27,800	1,999,376
Insulet Corp.	16,576	3,858,064 *
Lantheus Holdings Inc.	32,700	3,588,825 *
Penumbra Inc.	41,926	8,146,641 *
Total Health Care Equipment & Supplies		17,592,906
Health Care Providers & Services — 5.0%
HealthEquity Inc.	96,632	7,909,329 *
Progyny Inc.	50,547	847,168 *
RadNet Inc.	65,900	4,572,801 *
Surgery Partners Inc.	227,498	7,334,535 *
Total Health Care Providers & Services		20,663,833
Health Care Technology — 0.7%
Certara Inc.	259,100	3,034,061 *
Life Sciences Tools & Services — 2.2%
Azenta Inc.	37,683	1,825,365 *
Medpace Holdings Inc.	21,000	7,009,800 *
Total Life Sciences Tools & Services		8,835,165
Pharmaceuticals — 1.7%
Intra-Cellular Therapies Inc.	92,748	6,786,371 *

Total Health Care		83,243,499
Industrials — 19.3%
Aerospace & Defense — 2.5%
BWX Technologies Inc.	35,500	3,858,850
Moog Inc., Class A Shares	31,000	6,262,620
Total Aerospace & Defense		10,121,470
Air Freight & Logistics — 1.4%
GXO Logistics Inc.	113,085	5,888,336 *
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Building Products — 2.8%
Hayward Holdings Inc.	66,320	$1,017,349 *
Trex Co. Inc.	154,427	10,281,749 *
Total Building Products		11,299,098
Construction & Engineering — 1.1%
Construction Partners Inc., Class A Shares	62,100	4,334,580 *
Electrical Equipment — 0.6%
Bloom Energy Corp., Class A Shares	231,869	2,448,537 *
Shoals Technologies Group Inc., Class A Shares	32,415	181,848 *
Total Electrical Equipment		2,630,385
Ground Transportation — 2.2%
XPO Inc.	83,580	8,985,686 *
Machinery — 4.3%
Albany International Corp., Class A Shares	23,480	2,086,198
RBC Bearings Inc.	34,436	10,309,450 *
Tennant Co.	53,297	5,118,644
Total Machinery		17,514,292
Professional Services — 1.1%
Paycor HCM Inc.	326,326	4,630,566 *
Trading Companies & Distributors — 3.3%
FTAI Aviation Ltd.	11,000	1,461,900
H&E Equipment Services Inc.	151,622	7,380,959
McGrath RentCorp.	26,800	2,821,504
Xometry Inc., Class A Shares	113,087	2,077,408 *
Total Trading Companies & Distributors		13,741,771

Total Industrials		79,146,184
Information Technology — 23.3%
Communications Equipment — 0.1%
Viavi Solutions Inc.	37,578	338,954 *
Electronic Equipment, Instruments & Components — 2.8%
Fabrinet	14,400	3,404,736 *
Novanta Inc.	16,300	2,916,396 *
OSI Systems Inc.	33,043	5,016,919 *
Total Electronic Equipment, Instruments & Components		11,338,051
IT Services — 2.8%
Wix.com Ltd.	69,847	11,676,323 *
Semiconductors & Semiconductor Equipment — 3.2%
Allegro MicroSystems Inc.	237,100	5,524,430 *
Lattice Semiconductor Corp.	144,550	7,671,268 *
Total Semiconductors & Semiconductor Equipment		13,195,698
Software — 14.4%
Aspen Technology Inc.	30,088	7,185,616 *
Blackbaud Inc.	26,100	2,210,148 *
Brain Corp.	52,367	296,360 *(a)(b)(c)
Intapp Inc.	68,300	3,266,789 *
Jamf Holding Corp.	174,795	3,032,693 *
Klaviyo Inc., Class A Shares	145,249	5,138,910 *
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Small Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Software — continued
nCino Inc.		114,100	$3,604,419 *
Onestream Inc.		31,719	1,075,274 *
PagerDuty Inc.		310,654	5,762,632 *
Qualys Inc.		16,365	2,102,248 *
Sprout Social Inc., Class A Shares		173,050	5,030,564 *
Varonis Systems Inc.		215,567	12,179,535 *
Zeta Global Holdings Corp., Class A Shares		268,070	7,996,528 *
Total Software			58,881,716

Total Information Technology			95,430,742
Materials — 2.8%
Chemicals — 2.8%
Balchem Corp.		36,956	6,504,256
Element Solutions Inc.		179,500	4,875,220

Total Materials			11,379,476
Total Common Stocks (Cost — $262,134,953)			396,301,689
Investments in Underlying Funds — 0.6%
SPDR S&P Biotech ETF (Cost — $2,450,166)		24,100	2,381,080
	Rate
Preferred Stocks — 0.4%
Health Care — 0.2%
Pharmaceuticals — 0.2%
Caris Life Sciences Inc., Series C	—	183,481	386,793 *(a)(b)(c)
Caris Life Sciences Inc., Series D	—	31,383	187,222 *(a)(b)(c)

Total Health Care			574,015
Information Technology — 0.2%
Software — 0.2%
Brain Corp.	—	170,237	963,420 *(a)(b)(c)

Total Preferred Stocks (Cost — $1,658,695)			1,537,435
Total Investments before Short-Term Investments (Cost — $266,243,814)			400,220,204
Short-Term Investments — 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.855%	4,293,347	4,293,347 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.932%	4,293,347	4,293,347 (d)(e)

Total Short-Term Investments (Cost — $8,586,694)			8,586,694
Total Investments — 99.9% (Cost — $274,830,508)			408,806,898
Other Assets in Excess of Liabilities — 0.1%			606,060
Total Net Assets — 100.0%			$409,412,958

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $4,293,347 and the cost was $4,293,347 (Note 2).

See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

 ClearBridge Variable Small Cap Growth Portfolio
Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$95,134,382	—	$296,360	$95,430,742
Other Common Stocks	300,870,947	—	—	300,870,947
Investments in Underlying Funds	2,381,080	—	—	2,381,080
Preferred Stocks:
Health Care	—	—	574,015	574,015
Information Technology	—	—	963,420	963,420
Total Long-Term Investments	398,386,409	—	1,833,795	400,220,204
Short-Term Investments†	8,586,694	—	—	8,586,694
Total Investments	$406,973,103	—	$1,833,795	$408,806,898

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$8,472,870	$28,782,126	28,782,126	$32,961,649	32,961,649

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$134,233	—	$4,293,347

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
3. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 9/30/2024	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	52,367	3/21	$228,844	$296,360	$5.66	0.07%
Brain Corp., Preferred Shares	170,237	4/20, 11/20	898,085	963,420	5.66	0.24
Caris Life Sciences Inc., Series C, Preferred Shares	183,481	10/20	506,408	386,793	2.11	0.09
Caris Life Sciences Inc., Series D, Preferred Shares	31,383	5/21	254,202	187,222	5.97	0.05
			$1,887,539	$1,833,795		0.45%

ClearBridge Variable Small Cap Growth Portfolio 2024 Quarterly Report